Stock-Based Compensation Options - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share based compensation percentage of maximum number of common shares reserved for issuance	10.00%
Share based compensation number of common stock reserved for issuance	7,017,842	6,984,092
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	1,700,000
Share based compensation award vesting basis		1:1
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 3.29	$ 3.29
Share based compensation award vesting rights percentage	33.00%	34.00%
Share based compensation share based payments award expiration period		7 years
Share based compensation share based payments fair value of stock granted		$ 1.4364
Share based compensation share based payments outstanding but not yet exercisable number	1,800,000	3,000,000
Share based compensation share based payments outstanding but not yet exercisable weighted average exercise price	$ 3.46	$ 3.49
Share based compensation share based payments outstanding but not yet exercisableweighted average remaining contractual term	5 years 6 months	6 years 4 months 24 days
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding But Not Yet Exercisable Weighted Average Grant Date Fair Value	$ 1,400,000	$ 2,200,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Weighted Average Grant Date Fair Value	$ 0.9	$ 0.9
Share Based Compensation Arrangement By Share Based Payment Award Options Cancelled Vested Weighted Average Grant Date Fair Value	$ 26,000	$ 100,000
Share based compensation by share based payment arrangement total grant date fair value of stock options vested during the period	1,800,000	1,700,000
Stock-based options compensation expense	2,069,777	1,995,347
Unrecognized share based compensation expense	$ 1,089,614	$ 3,185,813
Unrecognized share based compensation expense, period for recognition	1 year 10 months 17 days	2 years 10 months 17 days
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Aggregate Grant Date Fair Value		$ 2,391,393